Consolidated Statements of Comprehensive Income (Loss) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement of comprehensive income [abstract]
CONSOLIDATED NET INCOME (LOSS)	$ 778	$ (1,446)	$ 179
Items that will not be reclassified subsequently to the statement of operations
Net actuarial gains (losses) from remeasurements of defined benefit pension plans	263	(199)	(210)
Effects from strategic equity investments	(9)	(11)	(8)
Income tax recognized directly in other comprehensive income	(26)	41	29
Items that will not be reclassified subsequently to profit or loss	228	(169)	(189)
Items that are or may be reclassified subsequently to the statement of operations
Derivative financial instruments designated as cash flow hedges	60	(5)	(137)
Currency translation results of foreign subsidiaries	(400)	(193)	60
Income tax recognized directly in other comprehensive income	70	19	49
Items that are or may be reclassified subsequently to profit or loss	(270)	(179)	(28)
Total items of other comprehensive income, net	(42)	(348)	(217)
TOTAL COMPREHENSIVE INCOME (LOSS)	736	(1,794)	(38)
Non-controlling interest comprehensive income (loss)	14	(181)	(69)
CONTROLLING INTEREST COMPREHENSIVE INCOME (LOSS)	$ 722	$ (1,613)	$ 31